UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund
Low-Priced Stock
Class K

October 31, 2010

1.809099.106

LPS-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 1.7%
ASTI Corp. (e)	1,683,000	$ 4,538
Drew Industries, Inc. (a)	650,000	13,696
FCC Co. Ltd.	500,000	10,731
Federal Screw Works (a)(e)	150,000	555
Hi-Lex Corp.	1,150,000	14,348
INZI Controls Co. Ltd. (e)	1,516,000	8,197
Johnson Controls, Inc.	7,000,000	245,840
Motonic Corp. (e)	3,299,900	28,436
Murakami Corp. (e)	700,000	7,168
Musashi Seimitsu Industry Co. Ltd.	900,000	21,440
Nippon Seiki Co. Ltd.	2,335,000	23,649
Nissin Kogyo Co. Ltd.	1,100,000	18,673
Nittan Valve Co. Ltd.	360,000	1,141
Piolax, Inc. (e)	1,010,000	20,233
Samsung Climate Control Co. Ltd. (e)	460,050	3,252
Semperit AG Holding	800,000	35,065
Sewon Precision Industries Co. Ltd.	49,860	6,119
Shoei Co. Ltd.	600,000	5,436
SJM Co. Ltd. (a)(e)	724,215	4,399
SJM Holdings Co. Ltd. (e)	1,050,784	4,485
Strattec Security Corp. (e)	342,788	10,493
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,088
Yachiyo Industry Co. Ltd.	650,000	4,628
Yutaka Giken Co. Ltd. (e)	1,390,100	29,333
		522,943
Distributors - 0.3%
Dong Suh Companies, Inc.	350,000	12,761
Doshisha Co. Ltd.	550,000	13,424
Educational Development Corp. (e)	386,892	2,329
Goodfellow, Inc. (e)	857,000	9,747
SPK Corp.	165,000	2,221
Uni-Select, Inc. (e)	1,972,100	51,415
		91,897
Diversified Consumer Services - 0.7%
Career Education Corp. (a)(d)(e)	4,650,000	81,561
Clip Corp. (e)	328,000	2,853
Corinthian Colleges, Inc. (a)(d)	800,000	4,176
Jackson Hewitt Tax Service, Inc. (a)(d)(e)	2,170,050	2,148
Kyoshin Co. Ltd. (a)	130,000	212
Matthews International Corp. Class A	25,000	826
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	730,000	$ 6,087
Noah Education Holdings Ltd. ADR (a)(d)	384,850	758
Regis Corp.	1,368,799	27,992
Shingakukai Co. Ltd.	200,000	631
Shuei Yobiko Co. Ltd.	125,000	537
Steiner Leisure Ltd. (a)(e)	1,650,000	63,971
Step Co. Ltd. (e)	900,000	4,809
Up, Inc. (e)	750,000	5,126
Weight Watchers International, Inc.	600,000	20,094
YBM Sisa.com, Inc.	810,000	5,950
		227,731
Hotels, Restaurants & Leisure - 3.1%
Aeon Fantasy Co. Ltd.	500,000	5,132
Ambassadors Group, Inc.	850,012	9,427
ARK Restaurants Corp. (e)	348,804	5,093
Benihana, Inc. (a)(e)	649,955	5,408
Benihana, Inc. Class A (sub. vtg.) (a)	551,386	4,648
Brinker International, Inc. (e)	10,250,000	190,035
CEC Entertainment, Inc. (a)(e)	2,175,046	72,212
Darden Restaurants, Inc.	2,500,000	114,275
Flanigan's Enterprises, Inc. (a)	50,357	346
Flight Centre Ltd.	700,000	15,649
Hiday Hidaka Corp.	244,800	3,781
Holidaybreak PLC	3,000,034	14,179
Ibersol SGPS SA	265,332	3,027
Intralot SA	1,000,000	4,369
Jack in the Box, Inc. (a)(e)	6,569,000	152,138
Kangwon Land, Inc.	125,000	2,940
Kura Corp. Ltd.	330,000	5,257
McCormick & Schmick's Seafood Restaurants (a)(e)	1,049,195	9,369
Monarch Casino & Resort, Inc. (a)(e)	1,300,000	15,015
Papa John's International, Inc. (a)(e)	2,749,964	71,032
Plenus Co. Ltd. (e)	2,826,600	40,817
Red Robin Gourmet Burgers, Inc. (a)(e)	1,532,953	31,119
Ruby Tuesday, Inc. (a)(e)	6,372,030	77,102
Ruth's Hospitality Group, Inc. (a)(e)	2,347,228	10,703
Sonic Corp. (a)(e)	6,163,000	54,727
Sportscene Group, Inc. Class A (e)	400,000	5,197
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 16,940
Tabcorp Holdings Ltd. (g)	1,933,333	13,978
		953,915
Household Durables - 2.8%
Abbey PLC (e)	3,400,000	20,580
Barratt Developments PLC (a)(e)	84,000,199	105,108
Bellway PLC (e)	7,525,000	64,380
Blyth, Inc. (e)	888,900	35,663
Chromcraft Revington, Inc. (a)	217,146	419
Craftmade International, Inc. (a)(e)	570,026	3,050
D.R. Horton, Inc. (e)	24,300,000	253,692
Decorator Industries, Inc. (a)	125,765	169
Dixie Group, Inc. (a)	50,000	182
Dorel Industries, Inc. Class B (sub. vtg.)	2,725,000	91,858
Emak SpA	466,272	2,890
Ethan Allen Interiors, Inc.	431,515	6,546
First Juken Co. Ltd. (e)	938,600	7,442
Harman International Industries, Inc. (a)	50,000	1,678
Helen of Troy Ltd. (a)(e)	2,850,000	73,103
Henry Boot PLC (e)	10,774,000	15,363
HTL International Holdings Ltd. (e)	29,655,500	15,810
Intelligent Digital Integrated Security Co., Ltd. (e)	1,001,800	16,481
M/I Homes, Inc. (a)(e)	1,803,400	19,080
Maruzen Co., Ltd. (e)	1,450,000	8,019
P&F Industries, Inc. Class A (a)(e)	361,038	726
Sanei Architecture Planning Co. Ltd.	49,200	1,339
Schulthess Group AG	65,000	2,473
Sjaelso Gruppen AS (a)	10,000	15
Stanley Furniture Co., Inc. (a)(e)	975,354	3,765
Steinhoff International Holdings Ltd.	2,650,000	8,323
Tempur-Pedic International, Inc. (a)	2,000,000	69,000
Token Corp. (e)	915,660	28,129
		855,283
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	24,274
PetMed Express, Inc. (d)(e)	2,425,100	37,468
		61,742
Leisure Equipment & Products - 0.4%
Accell Group NV	69,500	3,573
Aldila, Inc. (a)	10,000	43
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Arctic Cat, Inc. (a)(e)	1,220,380	$ 16,243
Brunswick Corp.	250,000	3,955
Daikoku Denki Co. Ltd.	40,000	452
Giant Manufacturing Co. Ltd.	4,898,555	19,287
JAKKS Pacific, Inc. (a)(d)(e)	2,793,139	52,651
Marine Products Corp. (a)	1,323,829	8,221
Mars Engineering Corp.	60,000	945
Miroku Corp.	300,000	544
Trigano SA (a)	150,000	3,861
		109,775
Media - 1.1%
Ascent Media Corp. (a)	500,000	13,620
Astral Media, Inc. Class A (non-vtg.)	2,750,000	110,280
Carrere Group (a)	55,000	0
Chime Communications PLC (e)	4,500,000	14,996
DISH Network Corp. Class A	750,000	14,895
GFK AG	175,000	7,388
Harte-Hanks, Inc.	1,700,877	20,547
Intage, Inc. (e)	1,040,000	20,691
New Frontier Media, Inc. (a)(e)	1,949,400	3,392
Omnicom Group, Inc.	2,000,000	87,920
Proto Corp.	113,300	4,611
Recruit Holdings Ltd.	4,536,000	1,094
Saga Communications, Inc. Class A (a)	375,077	7,513
STW Group Ltd.	3,000,000	2,821
Tow Co. Ltd. (e)	1,223,000	6,991
TVA Group, Inc. Class B (non-vtg.)	2,000,400	25,027
		341,786
Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	2,250,000	115,448
Don Quijote Co. Ltd.	3,100,000	84,714
Harvey Norman Holdings Ltd. (d)	21,250,000	69,322
Izumi Co. Ltd.	30,000	396
Next PLC (e)	11,825,000	432,903
Tuesday Morning Corp. (a)(e)	3,618,016	17,330
Zakkaya Bulldog Co. Ltd.	335,000	733
		720,846
Specialty Retail - 8.6%
ABC-Mart, Inc.	35,000	1,190
Abercrombie & Fitch Co. Class A (e)	8,750,000	375,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Aeropostale, Inc. (a)	3,150,000	$ 76,797
American Eagle Outfitters, Inc.	100,000	1,601
AT-Group Co. Ltd.	225,000	2,265
AutoZone, Inc. (a)	900,000	213,867
bebe Stores, Inc.	1,300,000	8,528
Bed Bath & Beyond, Inc. (a)	6,600,000	289,740
Best Buy Co., Inc.	1,000,000	42,980
Big 5 Sporting Goods Corp.	645,007	8,720
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,969,600	137,022
Brown Shoe Co., Inc.	1,100,000	12,925
Camaieu SA	7,000	1,581
Christopher & Banks Corp.	110,070	656
Fantastic Holdings Ltd.	25,000	55
Ford Glory Group Holdings Ltd.	812,832	98
Fourlis Holdings SA	250,000	2,390
GameStop Corp. Class A (a)(d)	7,400,000	145,484
Glentel, Inc. (e)	990,000	21,840
Group 1 Automotive, Inc. (a)(d)(e)	1,800,000	63,468
Gulliver International Co. Ltd. (d)(e)	1,000,000	48,838
Honeys Co. Ltd. (d)(e)	1,650,000	22,904
Hot Topic, Inc.	1,650,000	9,455
I A Group Corp.	335,000	1,982
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	119,355
Jumbo SA (e)	7,500,000	57,710
K'S Denki Corp.	2,300,000	57,193
Kyoto Kimono Yuzen Co. Ltd. (e)	1,138,500	12,380
Le Chateau, Inc. Class A (sub. vtg.)	2,008,566	24,617
Leon's Furniture Ltd.	875,000	11,754
Lithia Motors, Inc. Class A (sub. vtg.) (d)	2,236,050	24,373
Macintosh Retail Group NV	150,000	3,423
MarineMax, Inc. (a)(e)	1,425,335	10,662
Mr. Bricolage SA (e)	610,492	12,479
Nafco Co. Ltd.	1,175,000	19,216
Nishimatsuya Chain Co. Ltd. (e)	6,958,800	67,020
Oriental Watch Holdings Ltd. (e)	21,586,400	11,167
Pal Co. Ltd. (e)	800,000	23,363
Point, Inc.	25,000	1,045
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,920
Right On Co. Ltd.	610,000	2,570
RONA, Inc. (a)	450,000	5,736
Ross Stores, Inc. (e)	6,250,000	368,688
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
SAZABY, Inc.	600,000	$ 11,184
Second Chance Properties Ltd.	9,000,000	3,025
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	71
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	3,028,822	33,075
Super Cheap Auto Group Ltd.	56,157	367
The Buckle, Inc. (d)	1,000,000	29,090
The Men's Wearhouse, Inc. (e)	3,200,000	78,208
USS Co. Ltd. (e)	2,000,000	155,586
West Marine, Inc. (a)	230,000	2,256
Williams-Sonoma, Inc.	700,045	22,660
Workman Co. Ltd. (e)	1,382,000	22,653
		2,682,257
Textiles, Apparel & Luxury Goods - 3.6%
Adolfo Dominguez SA	350,000	4,661
Arts Optical International Holdings Ltd. (e)	20,502,000	8,781
Bijou Brigitte Modische Accessoires AG	45,000	7,258
Carter's, Inc. (a)	10,000	249
Cherokee, Inc. (d)	219,994	4,065
Delta Apparel, Inc. (a)(e)	852,200	11,010
Folli Follie SA (e)	2,200,000	53,571
Fossil, Inc. (a)(e)	6,300,000	371,637
Geox SpA (d)	500,000	3,006
Gildan Activewear, Inc. (a)(e)	11,300,000	325,627
Hampshire Group Ltd. (a)(e)	920,000	3,680
Handsome Co. Ltd. (e)	2,436,150	35,421
JLM Couture, Inc. (a)(e)	197,100	296
K-Swiss, Inc. Class A (a)	2,709,606	32,949
Liz Claiborne, Inc. (a)	1,375,000	8,415
Marimekko Oyj	125,000	2,209
Movado Group, Inc. (a)(e)	1,804,500	20,283
Quiksilver, Inc. (a)	2,000,000	8,340
Rocky Brands, Inc. (a)(e)	739,986	6,786
Sanei-International Co. Ltd. (e)	1,250,000	16,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	1,200,000	23,328
Sun Hing Vision Group Holdings Ltd. (e)	23,938,000	10,500
Ted Baker PLC	250,000	2,463
Texwinca Holdings Ltd.	45,000,000	49,115
Timberland Co. Class A (a)	1,000,000	20,980
Tungtex Holdings Co. Ltd. (e)	22,000,000	4,002
Van de Velde	75,000	3,924
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Victory City International Holdings Ltd.	45,390,828	$ 11,478
Volcom, Inc. (d)	423,656	7,274
Youngone Corp.	350,000	3,424
Youngone Holdings Co. Ltd. (e)	850,000	24,604
Yue Yuen Industrial (Holdings) Ltd.	7,000,000	25,106
		1,110,442
TOTAL CONSUMER DISCRETIONARY		7,678,617
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Baron de Ley SA (a)	219,063	13,595
C&C Group PLC	1,211,285	5,613
Constellation Brands, Inc. Class A (sub. vtg.) (a)	10,800,000	213,084
Hansen Natural Corp. (a)	1,500,000	76,815
Hite Holdings Co. Ltd.	20,000	378
Muhak Co. Ltd.	50,000	290
		309,775
Food & Staples Retailing - 5.3%
Aoki Super Co. Ltd.	75,000	662
Belc Co. Ltd. (e)	2,086,000	21,905
Cawachi Ltd.	5,000	88
Cosmos Pharmaceutical Corp. (e)	1,830,000	57,604
Create SD Holdings Co. Ltd. (e)	2,075,000	45,254
CVS Caremark Corp.	2,850,000	85,842
Daikokutenbussan Co. Ltd.	550,000	19,274
Fyffes PLC (Ireland) (e)	33,000,000	14,005
Growell Holdings Co. Ltd.	309,989	7,616
Halows Co. Ltd. (e)	1,278,500	10,407
Ingles Markets, Inc. Class A	729,860	13,400
Kroger Co.	400,000	8,800
Kusuri No Aoki Co. Ltd.	110,000	1,114
Majestic Wine PLC	450,016	2,632
Marukyu Co. Ltd.	5,000	49
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	501,352
North West Co. Fund	800,000	16,221
Safeway, Inc.	17,000,000	389,300
San-A Co. Ltd.	375,000	14,959
Shinsegae Food Co. Ltd.	17,000	1,365
Shoppers Drug Mart Corp. (d)	5,000,000	190,215
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sligro Food Group NV	1,805,000	$ 59,097
Sundrug Co. Ltd. (d)	1,400,000	38,971
Village Super Market, Inc. Class A	161,104	4,704
Walgreen Co.	4,000,012	135,520
Yaoko Co. Ltd.	620,000	16,981
		1,657,337
Food Products - 1.5%
ARYZTA AG	1,850,000	82,036
Dean Foods Co. (a)	3,500,000	36,400
Dutch Lady Milk Industries Bhd	350,000	2,016
Food Empire Holdings Ltd. (e)	52,900,000	16,962
Fresh Del Monte Produce, Inc. (a)(e)	6,359,900	140,745
Global Bio-Chem Technology Group Co. Ltd. (a)	80,009,253	13,006
Greggs PLC	800,000	5,874
Industrias Bachoco SA de CV sponsored ADR	2,300,000	48,829
Nam Yang Dairy Products	11,000	6,045
Pacific Andes (Holdings) Ltd.	79,002,488	20,448
Pacific Andes (Holdings) Ltd. warrants 7/22/11 (a)	7,208,695	641
Pacific Andes International Holdings Ltd.	53,070,629	9,243
Pacific Andes International Holdings Ltd. warrants 6/15/11 (a)	9,600,000	89
People's Food Holdings Ltd.	45,849,000	24,797
President Rice Products PCL	100,000	822
Robert Wiseman Dairies PLC	50,000	261
Rocky Mountain Chocolate Factory, Inc. (e)	500,000	4,800
Samyang Genex Co. Ltd.	145,795	8,427
Select Harvests Ltd. (e)	3,010,115	9,495
Sunjin Co. Ltd. (a)(e)	219,900	8,888
Synear Food Holdings Ltd. (a)	39,000,000	7,382
United Food Holdings Ltd. (a)	22,400,000	1,125
Yutaka Foods Corp.	250,000	4,719
		453,050
Personal Products - 0.3%
American Oriental Bioengineering, Inc. (a)(d)	350,000	952
Atrium Innovations, Inc. (a)	1,125,000	16,380
CCA Industries, Inc.	270,746	1,205
Inter Parfums, Inc. (e)	1,700,000	29,733
Nutraceutical International Corp. (a)(e)	1,143,504	18,582
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc. (a)(e)	1,200,534	$ 4,298
Sarantis SA	1,299,952	6,874
		78,024
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	208
TOTAL CONSUMER STAPLES		2,498,394
ENERGY - 6.0%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	15,507
Bristow Group, Inc. (a)	1,650,017	63,988
BW Offshore Ltd. (a)	9,000,000	19,584
Cal Dive International, Inc. (a)	800,000	4,048
CE Franklin Ltd. (a)(e)	1,472,000	9,843
Dawson Geophysical Co. (a)	100,593	2,499
Divestco, Inc. (e)	3,586,000	949
Ensign Energy Services, Inc. (d)	1,025,000	12,723
Farstad Shipping ASA (e)	3,225,000	80,910
Flint Energy Services Ltd. (a)(f)	450,000	7,029
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	120,238
Global Industries Ltd. (a)	2,000,038	11,580
Gulf Island Fabrication, Inc.	110,000	2,512
Gulfmark Offshore, Inc. Class A (a)	30,000	888
Hercules Offshore, Inc. (a)	2,600,000	6,136
Hornbeck Offshore Services, Inc. (a)(e)	1,525,000	33,916
Noble Corp.	5,000	173
North American Energy Partners, Inc. (a)	10,000	87
Oil States International, Inc. (a)(e)	4,984,108	254,788
Peak Energy Services Trust (a)	3,000,000	1,206
Peak Energy Services Trust (a)(f)	13,655,286	5,489
Precision Drilling Corp. (a)	5,650,000	44,318
ProSafe ASA	7,900,000	52,057
Pulse Seismic, Inc. (a)	1,188,041	1,666
Solstad Offshore ASA	1,310,000	23,699
Total Energy Services, Inc. (e)	2,800,000	25,230
Unit Corp. (a)(e)	3,824,994	150,055
		951,118
Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc. (e)	421,700	8,265
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
AOC Holdings, Inc. (a)(e)	5,825,000	$ 25,625
Beach Energy Ltd. (d)	25,385,980	16,662
Cimarex Energy Co.	1,000,000	76,750
ENI SpA	10,150,000	228,493
Frontier Oil Corp.	5,207,000	68,993
Great Eastern Shipping Co. Ltd.	2,800,000	20,060
Hankook Shell Oil Co. Ltd. (e)	68,000	13,939
Holly Corp.	100,000	3,273
Michang Oil Industrial Co. Ltd. (e)	173,900	8,722
National Energy Group, Inc. (a)	548,313	2,160
Oil Search Ltd.	5,900,000	36,876
Pebercan, Inc. (a)	1,150,000	0
Rex American Resources Corp. (a)(e)	1,308,048	21,701
Stone Energy Corp. (a)	130,000	2,032
Sunoco, Inc.	1,800,000	67,446
Swift Energy Co. (a)(e)	3,000,049	95,552
Tesoro Corp.	5,000,000	64,800
Tsakos Energy Navigation Ltd.	310,000	3,205
USEC, Inc. (a)(d)	4,000,000	21,480
W&T Offshore, Inc. (d)(e)	6,375,000	69,360
World Fuel Services Corp.	2,000,022	56,461
		911,855
TOTAL ENERGY		1,862,973
FINANCIALS - 8.8%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,198
Mass Financial Corp. Class A	36,538	289
TradeStation Group, Inc. (a)	1,250,000	6,863
		8,350
Commercial Banks - 0.9%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0
Aozora Bank Ltd.	1,050,000	1,762
Bank of the Ozarks, Inc. (d)	250,342	9,515
Cathay General Bancorp (e)	4,125,000	56,100
Center Financial Corp. (a)(e)	2,185,331	11,407
CIT Group, Inc. (a)	170,000	7,366
Codorus Valley Bancorp, Inc.	90,000	843
Dimeco, Inc.	21,140	787
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	4,000,000	$ 70,520
First Bancorp, Puerto Rico (a)(d)	2,000,000	610
Nara Bancorp, Inc. (a)	40,000	314
National Penn Bancshares, Inc.	1,200,000	7,788
North Valley Bancorp (a)(e)	3,250,000	5,428
Norwood Financial Corp.	31,801	890
Oba Financial Service, Inc. (a)	14,992	177
Oriental Financial Group, Inc. (e)	2,504,541	33,135
Orrstown Financial Services, Inc.	30,000	773
Pacific Premier Bancorp, Inc. (a)(e)	948,105	4,968
Popular, Inc. (a)	18,050,072	49,277
Sandy Spring Bancorp, Inc.	300,000	5,220
Sparebanken More (primary capital certificate)	92,008	3,109
Sparebanken Rogaland (primary capital certificate)	1,061,327	10,144
The First Bancorp, Inc.	9,711	135
Vestjysk Bank AS (Reg.) (a)	105,600	1,438
Wilshire Bancorp, Inc.	200,000	1,342
		283,048
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,366
First Cash Financial Services, Inc. (a)	100,000	2,907
Nicholas Financial, Inc.	200,827	2,099
Student Loan Corp.	350,003	10,437
		25,809
Diversified Financial Services - 0.0%
Korea Information Service, Inc. (e)	240,000	6,915
Newship Ltd. (a)	2,500	160
Ricoh Leasing Co. Ltd.	10,000	248
		7,323
Insurance - 6.7%
AEGON NV (a)	38,000,000	240,775
April Group	140,000	4,204
Assurant, Inc.	5,000,000	197,700
Axis Capital Holdings Ltd. (e)	7,925,000	269,529
Employers Holdings, Inc.	575,156	9,312
Endurance Specialty Holdings Ltd. (e)	2,600,000	107,640
FBL Financial Group, Inc. Class A	400,000	10,464
Fidelity National Financial, Inc. Class A	25,000	335
First Mercury Financial Corp.	462,951	7,546
Genworth Financial, Inc. Class A (a)	13,800,000	156,492
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	6,700,000	$ 160,666
HCC Insurance Holdings, Inc.	356,353	9,436
Lincoln National Corp.	7,050,000	172,584
National Interstate Corp.	961,001	20,633
National Western Life Insurance Co. Class A	148,870	23,821
Protective Life Corp.	1,605,000	38,472
RenaissanceRe Holdings Ltd. (e)	3,100,000	186,806
Symetra Financial Corp.	175,000	1,934
Tower Group, Inc.	300,000	7,284
Unum Group	15,900,000	356,478
Validus Holdings Ltd.	3,024,977	85,788
		2,067,899
Real Estate Investment Trusts - 0.3%
Kite Realty Group Trust	500,460	2,392
ProLogis Trust	6,660,000	90,909
VastNed Offices/Industrial NV	125,000	2,112
		95,413
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	1,024
Devine Ltd.	8,500,000	2,332
Relo Holdings Corp. (e)	999,200	15,161
Tejon Ranch Co. (a)(d)	943,829	21,010
		39,527
Thrifts & Mortgage Finance - 0.7%
Bank Mutual Corp.	125,000	603
First Financial Service Corp.	102,373	498
Fox Chase Bancorp, Inc. (a)	724,419	7,063
Genworth MI Canada, Inc. (e)	5,800,000	154,966
North Central Bancshares, Inc. (e)	134,461	1,782
Oritani Financial Corp.	50,000	531
The PMI Group, Inc. (a)(d)(e)	12,388,300	41,501
WSB Holdings, Inc.	16,329	37
		206,981
TOTAL FINANCIALS		2,734,350
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	3,000,000	$ 171,570
Vital BioTech Holdings Ltd. (a)	15,000,000	445
		172,015
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	51,934	337
Atrion Corp.	10,000	1,629
Corin Group PLC	250,000	196
Exactech, Inc. (a)(e)	700,100	11,384
Hoshiiryou Sanki Co. Ltd. (e)	258,400	6,535
Immucor, Inc. (a)	600,000	10,440
Kinetic Concepts, Inc. (a)(e)	4,208,173	160,037
Mani, Inc.	335,000	13,134
Medical Action Industries, Inc. (a)(e)	1,634,280	16,212
Medtronic, Inc.	200,000	7,042
Microlife Corp.	2,700,000	5,443
Nakanishi, Inc.	271,300	29,163
Prim SA (e)	1,615,000	12,966
Span-America Medical System, Inc. (e)	268,000	3,755
St. Shine Optical Co. Ltd.	800,200	8,994
Symmetry Medical, Inc. (a)	400,000	3,540
Syneron Medical Ltd. (a)(e)	3,558,700	37,473
Techno Medica Co. Ltd.	86	314
Theragenics Corp. (a)(e)	3,304,620	4,032
Top Glove Corp. Bhd	1,500,000	2,652
Utah Medical Products, Inc. (e)	460,000	13,119
Value Added Technlgies Co. Ltd.	100,000	947
Varian Medical Systems, Inc. (a)	50,000	3,161
Young Innovations, Inc. (e)	791,040	21,967
Zimmer Holdings, Inc. (a)	2,000,000	94,880
		469,352
Health Care Providers & Services - 9.0%
Advocat, Inc. (e)	566,360	3,081
Almost Family, Inc. (a)(e)	500,000	17,265
Amedisys, Inc. (a)(d)(e)	2,882,000	73,376
AMERIGROUP Corp. (a)(e)	4,980,000	207,815
AmSurg Corp. (a)(e)	2,353,000	42,542
AS One Corp.	220,000	4,033
Centene Corp. (a)	675,000	15,066
Continucare Corp. (a)	150,043	675
Corvel Corp. (a)	100,054	4,482
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc. (a)(e)	14,620,627	$ 342,415
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	18,011
Health Net, Inc. (a)	4,300,000	115,627
Healthspring, Inc. (a)(e)	5,100,000	148,869
Healthways, Inc. (a)(e)	1,735,000	18,183
Henry Schein, Inc. (a)	150,000	8,423
Kindred Healthcare, Inc. (a)	773,744	10,616
LHC Group, Inc. (a)	857,030	23,054
LifePoint Hospitals, Inc. (a)	2,600,000	88,192
Lincare Holdings, Inc. (d)(e)	13,453,537	352,752
Medica Sur SA de CV	300,000	643
MEDNAX, Inc. (a)	100,000	5,921
Molina Healthcare, Inc. (a)	1,300,000	33,696
National Research Corp.	2,000	56
Patterson Companies, Inc.	4,500,027	124,426
Psychemedics Corp.	40,331	354
ResCare, Inc. (a)(e)	1,738,520	23,001
Triple-S Management Corp. (a)(e)	1,720,748	29,029
U.S. Physical Therapy, Inc. (a)	45,000	845
United Drug PLC:
(Ireland)	8,850,033	28,077
(United Kingdom)	518,887	1,669
UnitedHealth Group, Inc.	23,000,000	829,130
Universal American Financial Corp.	1,720,043	27,658
VCA Antech, Inc. (a)	730,000	15,089
Wellcare Health Plans, Inc. (a)	1,600,000	44,448
WellPoint, Inc. (a)	2,250,000	122,265
Win International Co., Ltd. (e)	701,171	4,993
		2,785,777
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	1,504
Life Sciences Tools & Services - 0.1%
ICON PLC sponsored ADR (a)	2,260,000	43,731
Pharmaceuticals - 1.1%
Bukwang Pharmaceutical Co. Ltd.	60,000	662
Daewon Pharmaceutical Co. Ltd. (e)	1,290,900	9,459
Endo Pharmaceuticals Holdings, Inc. (a)	4,500,000	165,330
Forest Laboratories, Inc. (a)	2,000,000	66,100
Fornix Biosciences NV (e)	475,022	1,534
Hanmi Holdings Co. Ltd.	25,000	827
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ildong Pharmaceutical Co. Ltd. (e)	501,013	$ 16,374
Jeil Pharmaceutical Co. (e)	800,000	10,956
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,743
KV Pharmaceutical Co. Class A (a)(d)	650,000	1,515
Pacific Pharmaceutical Co. Ltd.	47,580	1,360
Recordati SpA	3,200,000	31,502
Torii Pharmaceutical Co. Ltd.	620,000	12,204
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	11,893
Yuyu Pharma, Inc.	255,000	1,469
		334,928
TOTAL HEALTH CARE		3,807,307
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.6%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	319
CAE, Inc.	10,000,000	112,168
Ceradyne, Inc. (a)	10,000	238
Magellan Aerospace Corp. (a)	550,100	1,478
Moog, Inc. Class A (a)	2,000,000	75,200
		189,403
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	242,988	2,158
Dynamex, Inc. (a)	200,000	4,228
Kintetsu World Express, Inc.	500,000	11,632
Pacer International, Inc. (a)(e)	1,825,017	10,165
Sinwa Ltd.	16,523,000	2,553
Yusen Logistics Co. Ltd. (e)	4,221,500	58,441
		89,177
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)	841,096	4,845
Republic Airways Holdings, Inc. (a)(d)(e)	2,500,000	23,225
SkyWest, Inc.	332,138	5,035
		33,105
Building Products - 0.2%
AAON, Inc.	809,991	19,885
Insteel Industries, Inc. (e)	1,361,025	11,691
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kingspan Group PLC (Ireland)	2,630,000	$ 21,983
Kondotec, Inc. (e)	1,000,000	7,096
		60,655
Commercial Services & Supplies - 1.2%
AJIS Co. Ltd. (e)	438,500	6,921
Cintas Corp.	3,350,000	92,025
Fursys, Inc. (e)	698,830	17,556
Gl Events	40,000	1,388
HNI Corp.	100,488	2,478
Knoll, Inc. (e)	4,688,016	71,117
Mitie Group PLC (e)	18,000,000	58,600
Moshi Moshi Hotline, Inc.	310,000	7,215
Multi-Color Corp.	360,000	5,742
Nice e-Banking Services	474,027	1,324
RPS Group PLC	1,350,000	4,443
Secom Techno Service Co. Ltd. (e)	1,298,000	38,519
United Stationers, Inc. (a)(e)	1,215,772	68,326
VICOM Ltd.	3,000,000	6,328
		381,982
Construction & Engineering - 0.8%
Arcadis NV	1,275,000	28,421
Aveng Ltd.	600,000	3,769
Chodai Co. Ltd.	75,000	168
Daiichi Kensetsu Corp. (e)	1,640,000	12,024
Dongyang Engineering & Construction Corp. (e)	225,000	2,301
EMCOR Group, Inc. (a)	949,996	24,557
Granite Construction, Inc.	300,000	7,254
Hanil Construction Co. Ltd. (a)	50,000	100
Heijmans NV unit (a)	10,000	189
Imtech NV	925,000	31,070
Jacobs Engineering Group, Inc. (a)	1,500,000	57,915
Kaneshita Construction Co. Ltd.	925,000	3,954
KHD Humboldt Wedag International AG	121,550	1,115
Kier Group PLC	30,000	636
Koninklijke BAM Groep NV	1,800,000	12,135
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	15,049
Meisei Industrial Co. Ltd.	1,100,000	3,663
Mirait Holdings Corp. (a)	2,423,440	15,931
Northwest Pipe Co. (a)	444,990	8,375
Sanyo Engineering & Construction, Inc.	1,000,000	3,206
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Severfield-Rowen PLC	977,742	$ 3,771
Shinnihon Corp. (d)	1,800,000	4,138
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,831
ShoLodge, Inc. (a)(e)	500,627	60
Sterling Construction Co., Inc. (a)	300,007	3,660
United Integration Services Co. Ltd.	2,000,000	2,709
Vianini Lavori SpA	350,000	1,948
		251,949
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,000,000	2,858
Aros Quality Group AB	359,779	2,854
AZZ, Inc. (e)	1,110,000	41,225
Canare Electric Co. Ltd.	150,000	2,052
Chiyoda Integre Co. Ltd.	530,000	6,560
Deswell Industries, Inc. (e)	891,999	2,819
Fushi Copperweld, Inc. (a)	925,000	8,603
FW Thorpe PLC	462,700	5,078
General Cable Corp. (a)	160,000	4,470
Graphite India Ltd.	1,350,000	2,854
Hubbell, Inc. Class B	400,000	21,608
I-Sheng Electric Wire & Cable Co. Ltd.	6,600,000	11,279
Korea Electric Terminal Co. Ltd. (e)	700,000	12,823
Nexans SA (d)	425,000	30,266
PK Cables OY	250,000	4,237
Prysmian SpA	420,000	8,141
Universal Security Instruments, Inc. (a)(e)	241,255	1,556
Zumtobel AG	350,000	7,161
		176,444
Industrial Conglomerates - 1.2%
DCC PLC (Ireland) (e)	8,310,000	240,047
Reunert Ltd.	1,150,000	10,507
Seaboard Corp.	50,006	92,714
Textron, Inc.	1,000,000	20,820
		364,088
Machinery - 1.2%
Aalberts Industries NV	4,800,000	87,661
Actuant Corp. Class A	250,000	5,618
ASL Marine Holdings Ltd.	4,765,000	3,313
Cascade Corp. (e)	925,263	32,745
CKD Corp. (e)	5,500,000	38,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,180,240	$ 20,725
Foremost Income Fund (e)	2,141,103	12,071
Gencor Industries, Inc. (a)	283,103	2,075
Hardinge, Inc. (e)	606,276	4,838
Harsco Corp.	200,006	4,636
Hi-P International Ltd.	22,045,000	17,884
Hurco Companies, Inc. (a)(e)	643,998	11,850
Hwacheon Machine Tool Co. Ltd. (e)	219,900	8,018
Ihara Science Corp.	680,000	4,994
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	4,357
Jaya Holdings Ltd. (a)(e)	74,670,000	40,672
Kyowakogyosyo Co.,Ltd.	150,000	1,277
Lincoln Electric Holdings, Inc.	100,000	5,976
Miller Industries, Inc.	579,328	7,798
NACCO Industries, Inc. Class A	400,000	39,704
Nadex Co. Ltd. (e)	623,000	2,237
Nichidai Corp. (a)	100,000	246
Nitta Corp.	75,000	1,187
NN, Inc. (a)	749,901	6,239
S&T Holdings Co. Ltd.	610,020	8,870
Takamatsu Machinery Co., Ltd. (a)	105,000	356
Takeuchi Manufacturing Co. Ltd. (a)	270,000	2,100
Tocalo Co. Ltd.	210,000	3,573
Trifast PLC (a)(e)	8,520,000	5,597
Trinity Industrial Corp.	625,000	1,903
		387,342
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)	103,320	601
Tokyo Kisen Co. Ltd. (e)	1,000,000	4,822
		5,423
Professional Services - 0.9%
Boardroom Ltd.	3,000,000	1,298
Clarius Group Ltd.	4,142,382	2,922
Corporate Executive Board Co.	700,019	21,869
CRA International, Inc. (a)(e)	750,036	13,988
en-japan, Inc. (a)	6,100	7,990
Equifax, Inc.	3,200,049	106,018
Hays PLC	1,500,000	2,656
Hyder Consulting PLC	550,000	3,393
LECG Corp. (a)	639,396	550
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	100,000	$ 5,473
RCM Technologies, Inc. (a)(e)	1,299,917	6,565
SmartPros Ltd.	125,000	300
SR Teleperformance SA	270,000	8,513
Stantec, Inc. (a)(e)	2,500,100	69,103
Synergie SA	135,000	3,569
Temp Holdings Co., Ltd. (d)	325,000	2,888
TrueBlue, Inc. (a)	99,997	1,405
VSE Corp.	161,546	5,694
		264,194
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,593
Con-way, Inc.	750,000	24,758
Contrans Group, Inc.:
(sub. vtg.) (f)	130,000	1,115
Class A	554,000	4,753
Hamakyorex Co. Ltd.	100,000	2,371
Hutech Norin Co. Ltd. (e)	1,043,700	8,884
Japan Logistic Systems Corp.	175,000	533
Sakai Moving Service Co. Ltd. (e)	778,000	16,813
Trancom Co. Ltd. (e)	1,032,400	17,153
Universal Truckload Services, Inc. (a)	474,513	6,809
US 1 Industries, Inc. (a)(e)	1,362,000	1,512
Vitran Corp., Inc. (a)	11,178	125
Vitran Corp., Inc. (a)(h)	500,000	5,595
		109,014
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	460,000	10,774
Grafton Group PLC unit	6,700,017	28,602
Hanwa Co. Ltd.	1,000,000	3,952
Houston Wire & Cable Co.	861,000	9,927
KS Energy Services Ltd. (a)	14,200,000	11,410
Otec Corp.	100,000	610
Parker Corp. (e)	2,400,000	5,160
Richelieu Hardware Ltd.	375,000	10,828
Senshu Electric Co. Ltd. (e)	1,080,000	9,663
Strongco Corp. (a)(e)	809,962	2,859
Tanaka Co. Ltd.	100,000	329
TECHNO ASSOCIE CO., LTD.	180,000	1,409
Totech Corp.	200,000	723
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Uehara Sei Shoji Co. Ltd.	1,100,000	$ 3,855
Wakita & Co. Ltd.	650,000	2,399
Yamazen Co. Ltd.	1,050,000	4,293
		106,793
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	7,731
Meiko Transportation Co. Ltd.	905,000	6,455
		14,186
TOTAL INDUSTRIALS		2,433,755
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.0%
Aastra Technologies Ltd.	651,400	13,604
Bel Fuse, Inc. Class A	347,500	8,132
Black Box Corp. (e)	1,800,000	59,760
Blonder Tongue Laboratories, Inc. (a)	152,040	354
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,252,137	8,671
ClearOne Communications, Inc. (a)(e)	1,000,503	3,552
Comtech Telecommunications Corp.	475,000	14,640
Ditech Networks, Inc. (a)(e)	2,175,196	3,089
NEC Mobiling Ltd.	270,000	6,778
Nera Telecommunications Ltd.	9,000,000	2,364
NETGEAR, Inc. (a)(e)	3,500,000	107,835
Opnext, Inc. (a)	2,652,231	4,005
Optical Cable Corp. (e)	537,002	1,729
TKH Group NV unit	3,030,000	75,468
		309,981
Computers & Peripherals - 2.6%
ASUSTeK Computer, Inc.	4,300,000	34,914
Compal Electronics, Inc.	122,500,000	156,102
Logitech International SA (a)(d)	400,000	7,516
Logitech International SA (Reg.) (a)	7,100,000	134,592
Pegatron Corp. (a)	9,043,700	12,248
Pinnacle Technology Holdings Ltd.	1,800,000	1,452
Rimage Corp. (a)(e)	941,192	13,958
Roland DG Corp.	210,000	2,920
Seagate Technology (a)	21,300,000	312,045
Super Micro Computer, Inc. (a)(e)	2,329,810	25,907
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
TPV Technology Ltd.	54,000,000	$ 33,231
Western Digital Corp. (a)	1,000,000	32,020
Xyratex Ltd. (a)(e)	2,849,990	44,118
		811,023
Electronic Equipment & Components - 3.8%
A&D Co. Ltd. (a)(e)	1,650,000	7,361
Beijer Electronics AB	40,000	1,030
CNB Technology, Inc.	110,000	611
CPI International, Inc. (a)	618,974	8,740
Daktronics, Inc. (d)	100,813	1,101
Delta Electronics PCL (For. Reg.)	25,000,000	26,511
DigiTech Systems Co., Ltd.	280,000	5,453
Elec & Eltek International Co. Ltd.	1,300,000	3,835
Elematec Corp. (e)	1,670,000	21,085
Excel Co. Ltd. (e)	909,800	9,474
Fabrinet (a)	50,000	704
Hon Hai Precision Industry Co. Ltd. (Foxconn)	90,721,112	343,854
Huan Hsin Holdings Ltd. (a)	7,200,000	1,419
Image Sensing Systems, Inc. (a)(e)	350,000	4,057
Insight Enterprises, Inc. (a)	1,563,127	23,634
INTOPS Co. Ltd. (e)	859,900	17,588
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	41,000,000	199,413
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	2,349
Kingboard Laminates Holdings Ltd.	9,000,000	8,673
KITAGAWA INDUSTRIES CO., LTD.	100,000	875
Mesa Laboratories, Inc. (e)	317,500	8,176
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	10,902
Nippo Ltd. (e)	510,400	3,260
Orbotech Ltd. (a)(e)	2,449,985	23,838
Rofin-Sinar Technologies, Inc. (a)	100,500	2,807
ScanSource, Inc. (a)(e)	2,086,231	62,462
SED International Holdings, Inc. (a)(e)	475,000	1,306
Shibaura Electronics Co. Ltd. (e)	706,000	9,300
Shinko Shoji Co. Ltd.	50,000	370
Sigmatron International, Inc. (a)(e)	381,880	2,108
SMART Modular Technologies (WWH), Inc. (a)(e)	6,260,000	46,261
Spectrum Control, Inc. (a)	147,343	2,248
SYNNEX Corp. (a)(e)	3,458,500	100,435
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	370
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tomen Electronics Corp. (e)	1,492,400	$ 18,509
Venture Corp. Ltd. (e)	23,250,000	162,748
Vishay Precision Group, Inc. (a)	10,000	170
VST Holdings Ltd. (a)	62,500,000	15,965
Winland Electronics, Inc. (a)(e)	337,600	252
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,232
XAC Automation Corp. (e)	5,000,000	5,865
		1,166,351
Internet Software & Services - 1.3%
AhnLab, Inc.	200,000	3,406
Artificial Life, Inc. (a)	100,000	109
Daou Technology, Inc.	1,581,290	12,656
eBay, Inc. (a)	8,000,000	238,480
j2 Global Communications, Inc. (a)(e)	3,810,040	100,395
Jorudan Co. Ltd.	150,000	1,174
Meetic	1,000	30
Melbourne IT Ltd. (e)	7,959,600	14,036
Monster Worldwide, Inc. (a)(d)	1,300,043	23,479
NetGem SA	750,000	3,506
Rentabiliweb Group SA	75,000	925
Softbank Technology Corp. (e)	650,000	4,540
UANGEL Corp. (e)	1,200,000	4,695
United Internet AG	50,000	896
		408,327
IT Services - 3.4%
Accenture PLC Class A	500,000	22,355
ALTEN	540,000	18,029
Amdocs Ltd. (a)	8,000,000	245,440
Argo Graphics, Inc.	515,000	5,805
Calian Technologies Ltd. (e)	778,500	14,427
Computer Services, Inc.	160,000	3,512
Convergys Corp. (a)	2,599,970	29,432
CSE Global Ltd. (e)	39,980,000	32,743
EOH Holdings Ltd. (e)	5,400,000	10,715
Groupe Steria SCA	1,005	27
Heartland Payment Systems, Inc. (e)	3,536,700	50,504
HIQ International AB	900,000	4,688
Indra Sistemas SA (d)(e)	13,200,000	258,334
Know IT AB (e)	1,275,000	12,499
ManTech International Corp. Class A (a)	125,000	4,901
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastek Ltd. (e)	2,025,000	$ 9,313
Matsushita Electric Works Information Systems Co. Ltd.	370,000	10,116
NCI, Inc. Class A (a)	99,507	1,855
NeuStar, Inc. Class A (a)	350,000	9,034
Patni Computer Systems Ltd. sponsored ADR	1,950,000	40,716
Rolta India Ltd.	600,000	2,265
SAIC, Inc. (a)	1,100,000	17,094
SinoCom Software Group Ltd. (e)	67,000,000	7,866
Softcreate Co., Ltd.	30,000	332
Syntel, Inc.	375,000	18,323
The Western Union Co.	600,000	10,560
Total System Services, Inc. (e)	14,525,200	226,738
Wright Express Corp. (a)	10,000	377
		1,068,000
Office Electronics - 0.4%
Xerox Corp.	10,000,000	117,000
Semiconductors & Semiconductor Equipment - 0.9%
Alpha & Omega Semiconductor Ltd. (a)	275,000	3,083
Axcelis Technologies, Inc. (a)	3,100,000	6,665
Axell Corp. (d)(e)	700,000	15,310
Diodes, Inc. (a)(e)	3,700,253	81,332
ELMOS Semiconductor AG (a)	850,000	9,613
Gennum Corp. (e)	2,770,000	19,528
KEC Holdings Co. Ltd. (e)	1,399,999	2,316
Lasertec Corp.	335,000	3,239
Leeno Industrial, Inc.	200,000	2,775
MediaTek, Inc.	150,000	1,887
Melexis NV (d)(e)	3,300,000	58,316
Miraial Co. Ltd.	150,000	3,678
Nextchip Co. Ltd.	214,981	3,126
Novatek Microelectronics Corp.	1,300,000	3,780
Photronics, Inc. (a)	1,000,010	6,280
Powertech Technology, Inc.	5,000,000	16,501
Sunplus Technology Co. Ltd. (a)	7,000,000	5,215
Telechips, Inc. (e)	1,057,600	8,436
Trio-Tech International (a)(e)	322,543	1,900
UKC Holdings Corp. (e)	1,527,100	15,713
Varitronix International Ltd. (e)	32,340,000	12,350
Y. A. C. Co., Ltd.	300,000	1,786
		282,829
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.3%
ANSYS, Inc. (a)(e)	5,100,000	$ 230,775
Aveva Group PLC	10,000	239
ClickSoftware Technologies Ltd. (a)	75,000	491
Cybernet Systems Co. Ltd. (e)	20,500	5,243
DTS Corp.	200,000	2,128
ebix.com, Inc. (a)(d)(e)	1,760,015	43,472
Epicor Software Corp. (a)	1,860,328	17,487
Exact Holdings NV	725,000	20,332
Geodesic Ltd.	4,600,000	12,132
Hudson Soft Co. Ltd.	700,000	2,340
ICSA (India) Ltd.	100,000	292
ICT Automatisering NV (a)(e)	874,000	5,521
IGE + XAO SA	20,000	675
Infomedia Ltd.	2,160,650	487
Jack Henry & Associates, Inc.	1,800,432	48,900
KSK Co., Ltd. (e)	466,800	3,434
MICROS Systems, Inc. (a)	100,036	4,541
MicroStrategy, Inc. Class A (a)	40,000	3,625
Net 1 UEPS Technologies, Inc. (a)	550,000	6,782
NSD Co. Ltd.	250,000	2,662
Nucleus Software Exports Ltd.	1,050,000	3,032
Oracle Corp.	17,000,000	499,800
Pervasive Software, Inc. (a)	389,813	1,980
Pro-Ship, Inc.	55,000	967
Progress Software Corp. (a)	2,000,000	74,740
Sage Group PLC	200,000	863
Shanda Games Ltd. sponsored ADR (a)	100,000	670
Societe Pour L'Informatique Industrielle SA (e)	1,143,872	6,860
Springsoft, Inc.	10,000,922	13,365
SWORD Group	220,000	8,100
Vasco Data Security International, Inc. (a)	825,466	6,595
VIC Tokai Corp.	132,300	1,207
		1,029,737
TOTAL INFORMATION TECHNOLOGY		5,193,248
MATERIALS - 4.3%
Chemicals - 2.4%
Aditya Birla Chemicals India Ltd. (e)	1,550,000	4,521
American Vanguard Corp. (e)	1,485,005	10,944
Aronkasei Co. Ltd.	450,000	1,817
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
C. Uyemura & Co. Ltd. (e)	628,000	$ 22,008
Chase Corp. (e)	863,786	13,700
Core Molding Technologies, Inc. (a)	314,306	1,506
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	5,300,000	21,320
Deepak Nitrite Ltd.	374,378	1,626
EcoGreen Fine Chemical Group Ltd. (e)	42,982,000	15,526
FMC Corp.	2,000,000	146,200
Fujikura Kasei Co., Ltd. (e)	2,889,700	17,345
Gujarat Narmada Valley Fertilizers Co.	2,300,000	6,460
Gujarat State Fertilizers & Chemicals Ltd.	1,400,000	11,377
Honshu Chemical Industry Co., Ltd. (e)	700,000	4,445
Innospec, Inc. (a)(e)	2,000,000	33,860
KPC Holdings Corp.	43,478	2,088
Kpx Chemical Co. Ltd.	163,083	7,831
Miwon Commercial Co. Ltd.	20,850	2,179
Muto Seiko Co. Ltd.	150,000	1,463
OM Group, Inc. (a)(e)	2,269,800	75,516
SK Kaken Co. Ltd.	304,000	10,162
Soken Chemical & Engineer Co. Ltd. (e)	805,000	10,484
Spartech Corp. (a)	102,000	863
T&K Toka Co. Ltd.	450,000	6,135
Thai Carbon Black PCL (For. Reg.)	11,500,000	13,540
Thai Rayon PCL (For. Reg.)	3,100,000	9,681
Yara International ASA	5,000,000	262,830
Yip's Chemical Holdings Ltd. (e)	34,002,000	40,445
		755,872
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,288
JK Cement Ltd.	150,000	588
Mitani Sekisan Co. Ltd.	1,000,100	5,705
Titan Cement Co. SA (Reg.)	575,000	12,289
		23,870
Containers & Packaging - 0.5%
Chuoh Pack Industry Co. Ltd. (e)	275,000	2,426
Kohsoku Corp. (e)	1,927,600	17,367
Silgan Holdings, Inc.	2,600,000	87,750
Starlite Holdings Ltd.	3,000,000	186
The Pack Corp. (e)	1,700,000	31,351
Vidrala SA	100,000	2,943
		142,023
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.3%
Blue Earth Refineries, Inc.	274,309	$ 181
Chubu Steel Plate Co. Ltd.	200,000	1,091
Commercial Metals Co.	100,000	1,388
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	159,120
Gerdau SA sponsored ADR (d)	3,000,000	39,120
Horsehead Holding Corp. (a)(e)	2,650,000	28,965
HudBay Minerals, Inc.	2,500,200	39,468
Industrias Penoles SA de CV	2,200,000	62,322
Korea Steel Shapes Co. Ltd.	42,000	1,950
Orosur Mining, Inc. (a)	1,515,000	1,441
Orvana Minerals Corp. (a)	1,600,000	4,189
Pacific Metals Co. Ltd.	1,300,000	10,810
Sherritt International Corp.	1,000,000	7,775
Synalloy Corp.	300,013	2,811
Tohoku Steel Co. Ltd. (e)	595,000	6,071
Tokyo Kohtetsu Co. Ltd.	86,600	538
Tokyo Tekko Co. Ltd. (e)	4,600,000	9,203
Universal Stainless & Alloy Products, Inc. (a)(e)	400,000	11,576
Webco Industries, Inc. (a)	9,122	547
Yamato Kogyo Co. Ltd.	250,000	6,412
		394,978
Paper & Forest Products - 0.0%
Gunns Ltd.	750,000	496
Stella-Jones, Inc.	35,000	916
Stella-Jones, Inc.	165,000	4,320
		5,732
TOTAL MATERIALS		1,322,475
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,338,800	56,578
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	209	436
SK Telecom Co. Ltd. sponsored ADR	1,900,000	35,017
		35,453
TOTAL TELECOMMUNICATION SERVICES		92,031
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	$ 4,076
Keiyo Gas Co. Ltd.	606,000	2,839
KyungDong City Gas Co. Ltd.	139,700	5,429
Otaki Gas Co. Ltd.	700,000	3,219
UGI Corp.	200,000	6,018
		21,581
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,000,033	30,241
Drax Group PLC	50,000	305
Mega First Corp. Bhd (e)	21,390,300	12,308
		42,854
TOTAL UTILITIES		64,435
TOTAL COMMON STOCKS (Cost $19,648,601)		27,687,585
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	84,470
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,046
TOTAL CONVERTIBLE PREFERRED STOCKS		88,516
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	669
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,052
TOTAL CONSUMER STAPLES		1,721
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	10,340	$ 257
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,150,000	7,645
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,623
TOTAL PREFERRED STOCKS (Cost $37,852)		98,139
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	31,436
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	14,048
TOTAL CONVERTIBLE BONDS (Cost $42,693)		45,484
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	3,174,886,488	3,174,886
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	411,448,253	411,448
TOTAL MONEY MARKET FUNDS (Cost $3,586,334)		3,586,334
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $23,315,480)		31,417,542
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(416,798)
NET ASSETS - 100%		$ 31,000,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,633,000 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,595,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vitran Corp., Inc.	9/17/09	$ 4,534
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,824
Fidelity Securities Lending Cash Central Fund	2,133
Total	$ 3,957
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,152	$ -	$ -	$ -	$ 7,361
Abbey PLC	20,393	-	-	235	20,580
Abercrombie & Fitch Co. Class A	329,874	-	8,085	1,563	375,025
Adams Resources & Energy, Inc.	8,856	-	-	-	8,265
Aditya Birla Chemicals India Ltd.	2,313	1,365	-	-	4,521
Advocat, Inc.	2,662	-	-	31	3,081
Air T, Inc.	2,457	-	-	-	2,158
AJIS Co. Ltd.	6,926	-	-	-	6,921
Alabama Aircraft Industries, Inc.	289	-	-	-	319
Almost Family, Inc.	4,205	9,090	-	-	17,265
Alps Logistics Co. Ltd.	17,651	-	-	333	18,593
Amedisys, Inc.	75,024	675	-	-	73,376
American HomePatient, Inc.	677	-	688	-	-
American Vanguard Corp.	10,688	1,512	-	30	10,944
AMERIGROUP Corp.	178,334	-	265	-	207,815
AmSurg Corp.	43,107	-	-	-	42,542
ANSYS, Inc.	229,245	-	-	-	230,775
AOC Holdings, Inc.	27,634	-	-	-	25,625
Arctic Cat, Inc.	12,143	-	-	-	16,243
ARK Restaurants Corp.	4,517	-	-	87	5,093
Arrhythmia Research Technology, Inc.	1,355	-	-	16	1,504
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arts Optical International Holdings Ltd.	$ 9,443	$ 437	$ -	$ 170	$ 8,781
ASTI Corp.	5,355	-	-	93	4,538
Atlantic Tele-Network, Inc.	59,858	-	-	295	56,578
Axell Corp.	19,661	2,167	-	521	15,310
Axis Capital Holdings Ltd.	247,022	-	-	1,664	269,529
AZZ, Inc.	48,318	-	-	278	41,225
Barratt Developments PLC	126,805	-	-	-	105,108
Basic Energy Services, Inc.	24,362	-	22,288	-	-
Belc Co. Ltd.	21,168	-	-	322	21,905
Belluna Co. Ltd.	24,489	-	-	422	24,274
Bellway PLC	68,394	-	-	-	64,380
Benihana, Inc.	4,400	-	-	-	5,408
Black Box Corp.	60,302	-	5,405	108	59,760
Blyth, Inc.	35,156	-	-	89	35,663
BMTC Group, Inc. Class A (sub. vtg.)	122,011	-	-	583	137,022
Brinker International, Inc.	161,255	-	156	1,436	190,035
C. Uyemura & Co. Ltd.	27,497	63	-	-	22,008
Calian Technologies Ltd.	13,632	-	-	140	14,427
Career Education Corp.	112,378	2,190	1,349	-	81,561
Cascade Corp.	37,301	1,556	3,893	95	32,745
Cathay General Bancorp	48,510	-	-	41	56,100
CE Franklin Ltd.	9,036	-	-	-	9,843
CEC Entertainment, Inc.	75,539	-	-	-	72,212
Center Financial Corp.	11,223	70	-	-	11,407
Chase Corp.	11,995	138	-	302	13,700
Chime Communications PLC	11,617	634	-	129	14,996
Chuoh Pack Industry Co. Ltd.	1,816	467	-	31	2,426
CKD Corp.	36,338	-	-	364	38,822
ClearOne Communications, Inc.	3,032	-	-	-	3,552
Clip Corp.	2,676	-	-	-	2,853
Columbus McKinnon Corp. (NY Shares)	19,504	-	1,029	-	20,725
Cosmos Pharmaceutical Corp.	46,118	-	-	-	57,604
Coventry Health Care, Inc.	289,015	961	-	-	342,415
CRA International, Inc.	12,492	1,628	-	-	13,988
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Craftmade International, Inc.	$ 3,278	$ -	$ -	$ -	$ 3,050
Create SD Holdings Co. Ltd.	42,372	1,586	-	-	45,254
CSE Global Ltd.	28,135	101	-	-	32,743
Cybernet Systems Co. Ltd.	6,540	-	-	29	5,243
D.R. Horton, Inc.	267,786	-	-	911	253,692
Daewon Pharmaceutical Co. Ltd.	6,931	-	-	-	9,459
Daiichi Kensetsu Corp.	13,283	-	-	-	12,024
DCC PLC (Ireland)	204,161	-	-	-	240,047
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,440	412	-	-	21,320
Delta Apparel, Inc.	12,587	-	-	-	11,010
Deswell Industries, Inc.	3,327	-	-	-	2,819
Diodes, Inc.	65,420	-	-	-	81,332
Ditech Networks, Inc.	2,684	-	29	-	3,089
Divestco, Inc.	3,349	-	-	2,263	949
Dongyang Engineering & Construction Corp.	2,068	133	-	-	2,301
Dorel Industries, Inc. Class B (sub. vtg.)	75,260	16,675	-	290	-
ebix.com, Inc.	29,234	-	-	-	43,472
EcoGreen Fine Chemical Group Ltd.	11,445	407	-	-	15,526
Educational Development Corp.	2,074	-	-	46	2,329
Elematec Corp.	19,478	-	-	277	21,085
ELMOS Semiconductor AG	12,533	-	3,337	-	-
Endurance Specialty Holdings Ltd.	100,334	-	-	650	107,640
EOH Holdings Ltd.	5,112	3,900	-	260	10,715
Exactech, Inc.	11,046	321	362	-	11,384
Excel Co. Ltd.	10,590	-	-	151	9,474
Farstad Shipping ASA	67,630	15,137	-	-	80,910
Federal Screw Works	443	-	-	-	555
First Juken Co. Ltd.	6,017	1,389	-	106	7,442
Folli Follie SA	43,160	7,167	-	264	53,571
Food Empire Holdings Ltd.	13,226	-	-	-	16,962
Foremost Income Fund	12,081	-	-	176	12,071
Fornix Biosciences NV	2,817	-	-	1,740	1,534
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fossil, Inc.	$ 261,360	$ -	$ 16,910	$ -	$ 371,637
Fresh Del Monte Produce, Inc.	132,540	-	-	-	140,745
Fujikura Kasei Co., Ltd.	17,754	-	-	223	17,345
Fursys, Inc.	15,635	1,234	-	-	17,556
Fyffes PLC (Ireland)	15,484	-	-	236	14,005
Gennum Corp.	18,864	214	-	81	19,528
Genworth MI Canada, Inc.	148,054	-	-	1,038	154,966
Gildan Activewear, Inc.	353,855	-	5,475	-	325,627
Glentel, Inc.	15,891	-	-	81	21,840
Goodfellow, Inc.	9,204	-	-	-	9,747
Group 1 Automotive, Inc.	49,896	-	-	-	63,468
Gulliver International Co. Ltd.	49,176	-	-	341	48,838
Halows Co. Ltd.	9,822	528	-	-	10,407
Hampshire Group Ltd.	4,186	-	-	-	3,680
Handsome Co. Ltd.	33,677	-	-	-	35,421
Hankook Shell Oil Co. Ltd.	10,387	-	303	-	13,939
Hardinge, Inc.	5,129	-	-	3	4,838
Health Net, Inc.	153,075	-	56,711	-	-
Healthspring, Inc.	90,240	5,543	-	-	148,869
Healthways, Inc.	24,432	260	-	-	18,183
Heartland Payment Systems, Inc.	41,817	13,130	-	27	50,504
Helen of Troy Ltd.	67,807	455	-	-	73,103
Henry Boot PLC	15,208	-	-	231	15,363
Honeys Co. Ltd.	31,038	-	3,002	-	22,904
Honshu Chemical Industry Co., Ltd.	3,645	-	-	46	4,445
Hornbeck Offshore Services, Inc.	22,299	3,188	-	-	33,916
Horsehead Holding Corp.	20,299	-	-	-	28,965
Hoshiiryou Sanki Co. Ltd.	5,419	361	-	56	6,535
HTL International Holdings Ltd.	13,084	-	-	219	15,810
Hurco Companies, Inc.	10,858	-	-	-	11,850
Hutech Norin Co. Ltd.	8,828	-	-	115	8,884
Hwacheon Machine Tool Co. Ltd.	6,805	-	-	-	8,018
ICT Automatisering NV	4,729	-	-	-	5,521
Ildong Pharmaceutical Co. Ltd.	15,483	-	-	-	16,374
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Image Sensing Systems, Inc.	$ 4,214	$ -	$ -	$ -	$ 4,057
Indra Sistemas SA	169,160	48,936	-	-	258,334
Innospec, Inc.	22,275	-	280	-	33,860
Inoue Kinzoku Kogyo Co. Ltd.	3,731	-	-	30	4,357
Insteel Industries, Inc.	9,458	2,879	-	41	11,691
Intage, Inc.	20,265	-	-	-	20,691
Intelligent Digital Integrated Security Co., Ltd.	12,610	12	-	-	16,481
Inter Parfums, Inc.	32,283	-	2,647	120	29,733
INTOPS Co. Ltd.	14,650	-	-	-	17,588
INZI Controls Co. Ltd.	5,524	-	-	-	8,197
Isewan Terminal Service Co. Ltd.	6,779	-	-	130	7,731
j2 Global Communications, Inc.	88,563	998	-	-	100,395
Jack in the Box, Inc.	135,518	-	-	-	152,138
Jackson Hewitt Tax Service, Inc.	2,409	-	-	-	2,148
JAKKS Pacific, Inc.	44,076	-	-	-	52,651
Jaya Holdings Ltd.	33,957	2,179	-	-	40,672
Jeil Pharmaceutical Co.	7,004	1,417	-	-	10,956
JLM Couture, Inc.	296	-	-	-	296
Jos. A. Bank Clothiers, Inc.	107,091	-	-	-	119,355
Jumbo SA	59,628	-	-	-	57,710
KEC Holdings Co. Ltd.	2,285	-	-	-	2,316
Kinetic Concepts, Inc.	94,288	54,204	-	-	160,037
Knoll, Inc.	65,717	53	-	94	71,117
Know IT AB	7,144	3,027	-	-	12,499
Kohsoku Corp.	14,225	1,768	-	183	17,367
Kondotec, Inc.	6,908	-	-	144	7,096
Korea Electric Terminal Co. Ltd.	11,541	-	-	-	12,823
Korea Information Service, Inc.	4,677	-	-	-	6,915
KSK Co., Ltd.	3,420	241	-	-	3,434
KunWha Pharmaceutical Co., Ltd.	3,325	-	-	-	3,743
Kyeryong Construction Industrial Co. Ltd.	10,684	-	-	-	15,049
Kyoto Kimono Yuzen Co. Ltd.	10,797	560	-	146	12,380
LifePoint Hospitals, Inc.	95,821	-	17,250	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Lincare Holdings, Inc.	$ 319,656	$ -	$ -	$ 2,691	$ 352,752
M/I Homes, Inc.	19,026	-	-	-	19,080
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	10,833	-	-	-	10,662
Maruzen Co., Ltd.	7,313	679	-	131	8,019
Mastek Ltd.	11,403	-	-	55	9,313
McCormick & Schmick's Seafood Restaurants	8,613	-	342	-	9,369
Medical Action Industries, Inc.	22,390	-	-	-	16,212
Mega First Corp. Bhd	9,001	2,367	-	93	12,308
Melbourne IT Ltd.	3,932	10,983	-	160	14,036
Melexis NV	41,290	-	-	1,172	58,316
Mesa Laboratories, Inc.	7,604	-	-	35	8,176
Metro, Inc. Class A (sub. vtg.)	467,028	-	-	3,050	501,352
Michang Oil Industrial Co. Ltd.	6,785	-	-	-	8,722
Miller Industries, Inc.	8,290	-	561	-	-
Mitie Group PLC	49,777	8,833	-	-	58,600
Molina Healthcare, Inc.	38,753	-	-	-	-
Monarch Casino & Resort, Inc.	13,845	-	-	-	15,015
Motonic Corp.	24,887	-	-	-	28,436
Movado Group, Inc.	20,499	-	-	-	20,283
Mr. Bricolage SA	8,777	2,508	-	-	12,479
Murakami Corp.	8,302	-	-	46	7,168
Nadex Co. Ltd.	2,444	104	-	43	2,237
NBTY, Inc.	247,896	-	252,599	-	-
NETGEAR, Inc.	84,824	-	826	-	107,835
New Frontier Media, Inc.	3,178	-	-	-	3,392
Next PLC	380,200	17,050	-	-	432,903
Nippo Ltd.	2,624	489	-	-	3,260
Nishimatsuya Chain Co. Ltd.	64,948	31	-	681	67,020
NN, Inc.	6,597	-	2,784	-	-
North Central Bancshares, Inc.	2,185	-	-	1	1,782
North Valley Bancorp	5,890	146	-	-	5,428
Nutraceutical International Corp.	18,010	-	-	-	18,582
Oil States International, Inc.	228,970	-	-	-	254,788
OM Group, Inc.	61,285	-	-	-	75,516
Optical Cable Corp.	1,606	-	-	-	1,729
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Orbotech Ltd.	$ 26,999	$ -	$ -	$ -	$ 23,838
Oriental Financial Group, Inc.	19,541	-	-	90	33,135
Oriental Watch Holdings Ltd.	6,142	-	-	111	11,167
P&F Industries, Inc. Class A	776	-	-	-	726
Pacer International, Inc.	15,038	-	-	-	10,165
Pacific Premier Bancorp, Inc.	4,077	-	-	-	4,968
Pal Co. Ltd.	32,398	-	-	-	23,363
Papa John's International, Inc.	69,657	-	-	-	71,032
Parker Corp.	4,443	-	-	40	5,160
PetMed Express, Inc.	38,680	-	-	303	37,468
Physicians Formula Holdings, Inc.	4,046	-	-	-	4,298
Piolax, Inc.	19,150	198	-	139	20,233
Plenus Co. Ltd.	45,705	-	1,778	812	40,817
Prim SA	13,450	-	-	-	12,966
Progress Software Corp.	65,788	-	7,186	-	-
RCM Technologies, Inc.	6,669	-	-	-	6,565
Red Robin Gourmet Burgers, Inc.	32,713	-	-	-	31,119
Relo Holdings Corp.	12,676	2,650	-	-	15,161
RenaissanceRe Holdings Ltd.	177,382	-	-	775	186,806
Republic Airways Holdings, Inc.	15,625	-	-	-	23,225
ResCare, Inc.	17,072	-	-	-	23,001
Rex American Resources Corp.	20,994	-	-	-	21,701
Rimage Corp.	15,859	155	145	-	13,958
Rocky Brands, Inc.	5,898	-	-	-	6,786
Rocky Mountain Chocolate Factory, Inc.	4,740	-	-	50	4,800
Ross Stores, Inc.	329,125	-	-	1,000	368,688
Ruby Tuesday, Inc.	65,122	-	-	-	77,102
Ruth's Hospitality Group, Inc.	9,483	-	-	-	10,703
Sakai Moving Service Co. Ltd.	16,519	-	-	215	16,813
Samsung Climate Control Co. Ltd.	2,746	-	-	-	3,252
Sanei-International Co. Ltd.	16,054	-	-	344	16,000
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScanSource, Inc.	$ 58,277	$ 691	$ 1,657	$ -	$ 62,462
Secom Techno Service Co. Ltd.	38,974	-	-	-	38,519
SED International Holdings, Inc.	1,235	-	-	-	1,306
Select Harvests Ltd.	5,762	3,622	-	180	9,495
Senshu Electric Co. Ltd.	10,634	-	-	123	9,663
Shibaura Electronics Co. Ltd.	11,355	-	-	-	9,300
Shinsegae Engineering & Construction Co. Ltd.	3,244	-	-	-	3,831
ShoLodge, Inc.	75	-	-	-	60
Sigmatron International, Inc.	2,032	-	-	-	2,108
SinoCom Software Group Ltd.	10,378	47	211	-	7,866
SJM Co. Ltd.	3,974	-	-	-	4,399
SJM Holdings Co. Ltd.	2,069	1,035	-	-	4,485
SMART Modular Technologies (WWH), Inc.	33,544	400	-	-	46,261
Societe Pour L'Informatique Industrielle SA	4,740	1,683	-	63	6,860
Softbank Technology Corp.	4,932	78	-	-	4,540
Soken Chemical & Engineer Co. Ltd.	13,022	-	-	-	10,484
Sonic Corp.	53,821	385	-	-	54,727
Span-America Medical System, Inc.	4,253	213	-	27	3,755
Spectrum Control, Inc.	14,224	-	10,545	-	-
Sportscene Group, Inc. Class A	4,669	-	-	-	5,197
Stanley Furniture Co., Inc.	3,736	-	-	-	3,765
Stantec, Inc.	61,824	-	3,490	-	69,103
Steiner Leisure Ltd.	70,142	-	-	-	63,971
Step Co. Ltd.	4,801	-	-	179	4,809
Strattec Security Corp.	7,140	-	-	411	10,493
Strongco Corp.	2,766	-	-	-	2,859
Sun Hing Vision Group Holdings Ltd.	10,170	-	-	354	10,500
Sunjin Co. Ltd.	6,926	-	-	-	8,888
Super Micro Computer, Inc.	33,642	-	-	-	25,907
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Swift Energy Co.	$ 90,765	$ -	$ 13,628	$ -	$ 95,552
Syneron Medical Ltd.	32,847	-	-	-	37,473
SYNNEX Corp.	91,216	48	-	-	100,435
Tejon Ranch Co.	21,746	-	-	-	-
Telechips, Inc.	6,867	-	-	-	8,436
The Men's Wearhouse, Inc.	58,380	11,412	9,862	324	78,208
The Pack Corp.	30,723	1,403	-	-	31,351
The PMI Group, Inc.	38,775	-	-	-	41,501
Theragenics Corp.	3,999	-	-	-	4,032
Tohoku Steel Co. Ltd.	5,645	-	-	59	6,071
Token Corp.	16,672	9,761	-	-	28,129
Tokyo Kisen Co. Ltd.	4,432	-	-	-	4,822
Tokyo Tekko Co. Ltd.	11,231	-	-	102	9,203
Tomen Electronics Corp.	17,596	-	-	247	18,509
Total Energy Services, Inc.	23,153	-	-	69	25,230
Total System Services, Inc.	196,076	19,574	-	1,017	226,738
Tow Co. Ltd.	6,368	-	-	-	6,991
Trancom Co. Ltd.	18,755	-	-	-	17,153
Trifast PLC	4,243	-	-	-	5,597
Trio-Tech International	1,293	-	-	-	1,900
Triple-S Management Corp.	24,729	7,726	-	-	29,029
Tuesday Morning Corp.	15,771	3	-	-	17,330
Tungtex Holdings Co. Ltd.	4,050	-	-	212	4,002
Twin Disc, Inc.	7,599	-	8,644	41	-
UANGEL Corp.	4,860	-	-	-	4,695
UKC Holdings Corp.	12,576	5,956	-	-	15,713
Uni-Select, Inc.	53,679	-	-	190	51,415
Unit Corp.	147,242	7,753	-	-	150,055
United Stationers, Inc.	65,834	-	-	-	68,326
Universal Security Instruments, Inc.	1,375	-	-	-	1,556
Universal Stainless & Alloy Products, Inc.	9,689	-	696	-	11,576
Up, Inc.	4,578	-	107	-	5,126
US 1 Industries, Inc.	1,262	112	-	-	1,512
USEC, Inc.	47,558	-	23,444	-	-
USS Co. Ltd.	150,419	-	-	2,010	155,586
Utah Medical Products, Inc.	11,436	-	-	108	13,119
Varitronix International Ltd.	9,992	-	-	229	12,350
Venture Corp. Ltd.	156,436	-	-	-	162,748
W&T Offshore, Inc.	58,714	-	-	255	69,360
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Whanin Pharmaceutical Co. Ltd.	$ 10,851	$ -	$ -	$ -	$ 11,893
Win International Co., Ltd.	4,260	565	-	-	4,993
Winland Electronics, Inc.	257	-	-	-	252
Wireless Telecom Group, Inc.	1,308	-	-	-	1,232
Workman Co. Ltd.	21,548	590	-	-	22,653
XAC Automation Corp.	6,242	-	569	-	5,865
Xyratex Ltd.	37,671	269	1,052	-	44,118
Yip's Chemical Holdings Ltd.	34,407	-	-	874	40,445
Young Innovations, Inc.	21,121	-	-	32	21,967
Youngone Holdings Co. Ltd.	19,584	-	-	-	24,604
Yusen Logistics Co. Ltd.	62,425	-	-	420	58,441
Yutaka Giken Co. Ltd.	29,626	878	-	227	29,333
Total	$ 12,224,834	$ 331,765	$ 489,590	$ 39,916	$ 12,606,580
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,763,087	$ 7,762,532	$ -	$ 555
Consumer Staples	2,500,115	2,500,115	-	-
Energy	1,862,973	1,634,480	228,493	-
Financials	2,738,396	2,486,500	244,821	7,075
Health Care	3,807,564	3,807,564	-	-
Industrials	2,433,755	2,431,458	-	2,297
Information Technology	5,193,248	5,193,248	-	-
Materials	1,330,120	1,318,763	10,810	547
Telecommunication Services	92,031	92,031	-	-
Utilities	64,435	64,435	-	-
Corporate Bonds	45,484	-	45,484	-
Money Market Funds	3,586,334	3,586,334	-	-
Total Investments in Securities:	$ 31,417,542	$ 30,877,460	$ 529,608	$ 10,474
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 157
Total Realized Gain (Loss)	(24,445)
Total Unrealized Gain (Loss)	26,452
Cost of Purchases	104
Proceeds of Sales	(8)
Amortization/Accretion	-
Transfers in to Level 3	8,214
Transfers out of Level 3	-
Ending Balance	$ 10,474
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 2,001

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $23,317,361,000. Net unrealized appreciation aggregated $8,100,181,000, of which $10,343,368,000 related to appreciated investment securities and $2,243,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

October 31, 2010

1.809083.106

FVD-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Modine Manufacturing Co. (a)	101,500	$ 1,372,280
Tenneco, Inc. (a)	56,400	1,839,768
		3,212,048
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	48,073	3,445,564
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	1,300	24,102
Starwood Hotels & Resorts Worldwide, Inc.	45,400	2,457,956
The Cheesecake Factory, Inc. (a)	48,500	1,412,320
WMS Industries, Inc. (a)	54,900	2,395,287
Wyndham Worldwide Corp.	71,600	2,058,500
		8,348,165
Household Durables - 3.5%
D.R. Horton, Inc.	515,370	5,380,463
Lennar Corp. Class A	272,400	3,952,524
PulteGroup, Inc. (a)	669,862	5,258,417
Stanley Black & Decker, Inc.	115,490	7,156,915
		21,748,319
Media - 2.9%
The Walt Disney Co.	213,571	7,712,049
Time Warner Cable, Inc.	63,700	3,686,319
Virgin Media, Inc.	279,190	7,099,802
		18,498,170
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	49,300	3,203,514
Best Buy Co., Inc.	51,400	2,209,172
Group 1 Automotive, Inc. (a)	22,400	789,824
Lowe's Companies, Inc.	141,000	3,007,530
OfficeMax, Inc. (a)	87,200	1,543,440
TJX Companies, Inc.	29,900	1,372,111
		12,125,591
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	61,916	3,797,927
Polo Ralph Lauren Corp. Class A	32,900	3,187,352
VF Corp.	32,700	2,721,948
		9,707,227
TOTAL CONSUMER DISCRETIONARY		77,085,084
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.0%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	19,890	$ 1,246,386
The Coca-Cola Co.	67,500	4,139,100
		5,385,486
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	120,200	3,620,424
Kroger Co.	148,100	3,258,200
Susser Holdings Corp. (a)	58,290	796,824
Wal-Mart Stores, Inc.	24,100	1,305,497
Whole Foods Market, Inc. (a)	49,200	1,955,700
		10,936,645
Household Products - 2.2%
Kimberly-Clark Corp.	49,300	3,122,662
Procter & Gamble Co.	165,800	10,539,906
		13,662,568
Personal Products - 0.3%
Avon Products, Inc.	73,200	2,228,940
Tobacco - 2.9%
Philip Morris International, Inc.	262,100	15,332,850
Reynolds American, Inc.	42,700	2,771,230
		18,104,080
TOTAL CONSUMER STAPLES		50,317,719
ENERGY - 11.0%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	52,931	2,452,293
Ensco International Ltd. ADR	124,100	5,750,794
National Oilwell Varco, Inc.	110,100	5,918,976
Noble Corp.	158,300	5,466,099
Weatherford International Ltd. (a)	136,900	2,301,289
		21,889,451
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources, Inc. (a)	37,100	1,675,807
Apache Corp.	65,200	6,586,504
Chevron Corp.	210,100	17,356,359
Exxon Mobil Corp.	58,800	3,908,436
Frontier Oil Corp.	62,000	821,500
Holly Corp.	39,761	1,301,378
Marathon Oil Corp.	186,100	6,619,577
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	64,831	$ 4,525,204
Southwestern Energy Co. (a)	88,500	2,995,725
Sunoco, Inc.	43,300	1,622,451
		47,412,941
TOTAL ENERGY		69,302,392
FINANCIALS - 22.6%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	49,445	7,958,173
Morgan Stanley	345,300	8,587,611
		16,545,784
Commercial Banks - 5.8%
City National Corp.	28,760	1,483,153
Comerica, Inc.	49,600	1,774,688
Huntington Bancshares, Inc.	312,700	1,773,009
M&T Bank Corp. rights 11/30/10 (a)	12,300	917,949
PNC Financial Services Group, Inc.	47,600	2,565,640
Southwest Bancorp, Inc., Oklahoma	1,909	18,899
SunTrust Banks, Inc.	86,100	2,154,222
SVB Financial Group (a)	44,115	1,911,944
U.S. Bancorp, Delaware	488,300	11,807,094
Wells Fargo & Co.	465,072	12,129,078
		36,535,676
Consumer Finance - 0.4%
Discover Financial Services	140,200	2,474,530
Diversified Financial Services - 5.9%
Bank of America Corp.	697,717	7,981,882
Citigroup, Inc. (a)	3,628,792	15,132,063
JPMorgan Chase & Co.	380,631	14,323,145
		37,437,090
Insurance - 4.0%
AFLAC, Inc.	60,523	3,382,630
Allstate Corp.	85,000	2,591,650
Assured Guaranty Ltd.	64,100	1,221,105
Delphi Financial Group, Inc. Class A	90,300	2,444,421
Hartford Financial Services Group, Inc.	42,700	1,023,946
Lincoln National Corp.	150,284	3,678,952
Loews Corp.	84,200	3,324,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	57,200	$ 2,306,876
Unum Group	36,400	816,088
XL Capital Ltd. Class A	215,300	4,553,595
		25,343,479
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	247,603	3,882,415
DiamondRock Hospitality Co.	214,746	2,272,013
Public Storage	19,900	1,974,478
Rayonier, Inc.	19,600	1,023,120
The Macerich Co.	82,359	3,674,035
Weyerhaeuser Co.	125,400	2,033,988
		14,860,049
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	387,800	7,116,130
Jones Lang LaSalle, Inc.	29,700	2,318,382
		9,434,512
TOTAL FINANCIALS		142,631,120
HEALTH CARE - 11.7%
Biotechnology - 2.1%
Amgen, Inc. (a)	85,191	4,872,073
Anthera Pharmaceuticals, Inc.	32,300	202,521
ARIAD Pharmaceuticals, Inc. (a)	203,100	747,408
ArQule, Inc. (a)	62,800	346,656
BioMarin Pharmaceutical, Inc. (a)	38,000	994,080
Gilead Sciences, Inc. (a)	55,800	2,213,586
Keryx Biopharmaceuticals, Inc. (a)	159,400	822,504
Theravance, Inc. (a)	38,100	776,478
United Therapeutics Corp. (a)	23,100	1,386,000
ZIOPHARM Oncology, Inc. (a)	133,199	574,088
		12,935,394
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	68,494	706,173
Cooper Companies, Inc.	34,200	1,687,428
Edwards Lifesciences Corp. (a)	8,000	511,280
Stryker Corp.	12,700	628,523
Wright Medical Group, Inc. (a)	42,100	561,614
		4,095,018
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
CIGNA Corp.	97,600	$ 3,434,544
Emeritus Corp. (a)	65,050	1,213,183
Fresenius Medical Care AG & Co. KGaA sponsored ADR	11,400	725,496
Medco Health Solutions, Inc. (a)	75,281	3,954,511
Sunrise Senior Living, Inc. (a)	153,350	525,991
		9,853,725
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	34,800	664,332
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	19,100	897,509
PAREXEL International Corp. (a)	64,700	1,391,050
PerkinElmer, Inc.	59,400	1,392,930
		3,681,489
Pharmaceuticals - 6.7%
Ardea Biosciences, Inc. (a)	54,600	1,164,072
Cadence Pharmaceuticals, Inc. (a)	74,400	660,672
Cardiome Pharma Corp. (a)	45,640	232,250
Johnson & Johnson	190,456	12,126,334
Merck & Co., Inc.	359,731	13,051,041
Pfizer, Inc.	666,196	11,591,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,900	2,330,310
Valeant Pharmaceuticals International, Inc.	40,700	1,126,144
		42,282,633
TOTAL HEALTH CARE		73,512,591
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	23,700	773,805
Precision Castparts Corp.	34,900	4,766,642
United Technologies Corp.	119,200	8,912,584
		14,453,031
Airlines - 0.6%
Southwest Airlines Co.	187,494	2,579,917
United Continental Holdings, Inc. (a)	38,200	1,109,328
		3,689,245
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	39,500	$ 1,649,125
Owens Corning (a)	70,096	1,895,396
		3,544,521
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	31,600	941,996
Schawk, Inc. Class A	6,798	132,017
The Geo Group, Inc. (a)	35,900	920,835
		1,994,848
Construction & Engineering - 0.2%
KBR, Inc.	41,500	1,054,100
Electrical Equipment - 0.8%
Regal-Beloit Corp.	87,496	5,049,394
Industrial Conglomerates - 1.7%
General Electric Co.	547,252	8,766,977
Textron, Inc.	108,200	2,252,724
		11,019,701
Machinery - 3.0%
Cummins, Inc.	71,300	6,281,530
Danaher Corp.	101,000	4,379,360
Dover Corp.	24,100	1,279,710
Gardner Denver, Inc.	43,100	2,492,042
Pall Corp.	14,743	629,084
SPX Corp.	27,100	1,817,326
Timken Co.	57,000	2,360,940
		19,239,992
Professional Services - 0.6%
Equifax, Inc.	43,500	1,441,155
Manpower, Inc.	38,200	2,090,686
		3,531,841
Road & Rail - 2.7%
Con-way, Inc.	41,600	1,373,216
CSX Corp.	107,500	6,605,875
Union Pacific Corp.	104,100	9,127,488
		17,106,579
TOTAL INDUSTRIALS		80,683,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.9%
Adtran, Inc.	61,300	$ 1,978,151
Cisco Systems, Inc. (a)	235,301	5,371,922
Juniper Networks, Inc. (a)	66,946	2,168,381
QUALCOMM, Inc.	49,900	2,251,987
		11,770,441
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	14	702
Avnet, Inc. (a)	154,900	4,612,922
Tyco Electronics Ltd.	111,600	3,535,488
		8,149,112
Internet Software & Services - 0.6%
eBay, Inc. (a)	128,200	3,821,642
IT Services - 0.7%
MasterCard, Inc. Class A	19,579	4,700,135
Office Electronics - 0.3%
Xerox Corp.	142,100	1,662,570
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	360,800	2,644,664
ASML Holding NV	58,800	1,951,572
Avago Technologies Ltd. (a)	72,300	1,784,364
Intersil Corp. Class A	61,800	808,962
KLA-Tencor Corp.	42,820	1,529,530
Lam Research Corp. (a)	58,200	2,664,978
Linear Technology Corp.	41,487	1,337,126
Marvell Technology Group Ltd. (a)	56,400	1,089,084
ON Semiconductor Corp. (a)	433,850	3,327,630
Standard Microsystems Corp. (a)	68,878	1,662,715
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	393
		18,801,018
Software - 0.6%
AsiaInfo Holdings, Inc. (a)	2,100	46,662
BMC Software, Inc. (a)	37,600	1,709,296
Oracle Corp.	70,783	2,081,020
		3,836,978
TOTAL INFORMATION TECHNOLOGY		52,741,896
Common Stocks - continued
	Shares	Value
MATERIALS - 3.8%
Chemicals - 2.4%
Albemarle Corp.	75,064	$ 3,762,958
CF Industries Holdings, Inc.	8,200	1,004,746
Clariant AG (Reg.) (a)	143,800	2,430,875
Praxair, Inc.	37,400	3,416,116
Solutia, Inc. (a)	206,400	3,737,904
Symrise AG	15,500	470,710
		14,823,309
Containers & Packaging - 0.4%
Ball Corp.	25,200	1,621,872
Owens-Illinois, Inc. (a)	35,100	983,853
		2,605,725
Metals & Mining - 1.0%
BHP Billiton Ltd. sponsored ADR	7,900	652,461
Carpenter Technology Corp.	42,700	1,522,682
Goldcorp, Inc.	25,100	1,120,751
Newcrest Mining Ltd.	35,628	1,394,723
Newmont Mining Corp.	18,800	1,144,356
Teck Resources Ltd. Class B (sub. vtg.)	14,000	625,944
		6,460,917
TOTAL MATERIALS		23,889,951
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.9%
AboveNet, Inc. (a)	73,053	4,155,985
AT&T, Inc.	190,700	5,434,950
Cbeyond, Inc. (a)	147,422	1,997,568
China Unicom (Hong Kong) Ltd. sponsored ADR	70,400	985,600
Iliad Group SA	7,493	843,474
Qwest Communications International, Inc.	770,000	5,082,000
Verizon Communications, Inc.	184,366	5,986,364
		24,485,941
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	78,300	4,041,063
Leap Wireless International, Inc. (a)	1,500	17,115
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	50,300	$ 1,974,778
Sprint Nextel Corp. (a)	1,333,300	5,493,196
		11,526,152
TOTAL TELECOMMUNICATION SERVICES		36,012,093
UTILITIES - 3.2%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	134,300	5,028,192
FirstEnergy Corp.	115,400	4,191,328
PPL Corp.	280,603	7,548,221
		16,767,741
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	298,900	3,736,250
TOTAL UTILITIES		20,503,991
TOTAL COMMON STOCKS (Cost $573,003,040)		626,680,089
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $573,003,040)		626,680,089
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,520,597
NET ASSETS - 100%		$ 630,200,686
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 363
Fidelity Securities Lending Cash Central Fund	524
Total	$ 887
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,085,084	$ 77,085,084	$ -	$ -
Consumer Staples	50,317,719	50,317,719	-	-
Energy	69,302,392	69,302,392	-	-
Financials	142,631,120	141,713,171	917,949	-
Health Care	73,512,591	73,512,591	-	-
Industrials	80,683,252	80,683,252	-	-
Information Technology	52,741,896	52,741,896	-	-
Materials	23,889,951	23,889,951	-	-
Telecommunication Services	36,012,093	36,012,093	-	-
Utilities	20,503,991	20,503,991	-	-
Total Investments in Securities:	$ 626,680,089	$ 625,762,140	$ 917,949	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $591,277,683. Net unrealized appreciation aggregated $35,402,406, of which $76,997,877 related to appreciated investment securities and $41,595,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010